FINANCIAL AND OTHER INCOME, NET (Schedule of Financial and Other Income, Net) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Other Income and Expenses [Abstract]
Interest income	$ 1,437	$ 894	$ 1,765
Bank fees and other finance expenses	(27)	(25)	(42)
Foreign currency transaction adjustments	340	(1)	63
Gain (loss) from sales and disposals of fixed assets	(12)	3	12
Financial and other income, net	$ 1,738	$ 871	$ 1,798